Common shares (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 05, 2016 NOK / shares shares	Jul. 31, 2014 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Jun. 13, 2016 $ / shares shares	May 20, 2016 $ / shares shares	Nov. 30, 2014	May 10, 2005 $ / shares shares
Class of Stock [Line Items]
Authorized share capital (in shares)			800,000,000	800,000,000	800,000,000
Authorized share capital | $			$ 1,600	$ 1,600	$ 1,600
Common stock shares issued (in shares)			508,763,020	493,078,680	493,078,678	508,444,280	500,944,280		6,000
Issued and fully paid share capital | $			$ 1,017	$ 986	$ 986
Treasury shares held by Company (in shares)			(4,318,740)	(318,740)	(318,740)
Treasury shares held by the Company | $			$ (9)	$ (1)	$ (1)
Outstanding shares in issue (in shares)			504,444,280	492,759,940	492,759,938	508,444,280	500,944,280
Outstanding shares in issue | $			$ 1,008	$ 985	$ 985
Number of shares issued (in shares)			15,684,340
Common shares, par value (in dollars per share) | $ / shares			$ 2	$ 2.00		$ 2.00	$ 2.00		$ 2
Percent of outstanding shares authorized to be repurchased (as shares)								10.00%
Repurchased shares (in shares)	(4,000,000)
TRS agreements
Class of Stock [Line Items]
Option agreement, strike price (in NOK per share) | NOK / shares	NOK 20.30
Convertible bonds due 2017
Class of Stock [Line Items]
Number of shares issued due to conversion of convertible debt instruments (in shares)		23,800,000		0	23,827,745